Recapitalization	6 Months Ended
Jun. 30, 2025
Recapitalization [Abstract]
RECAPITALIZATION

4. RECAPITALIZATION

On June 25, 2025 (the “Closing Date”), Blue Gold Limited, consummated the previously announced business combination pursuant to the Second Amended and Restated Business Combination Agreement, dated as of June 12, 2024, and further amended on November 7, 2024, January 8, 2025, March 28, 2025, April 30, 2025, May 8, 2025 and June 10, 2025, by and among the Company, Perception, and BGHL (as amended and restated, the “BCA”).

The following transactions occurred pursuant to the terms of the BCA (collectively, the “Business Combination”):

●	Blue Gold Limited formed Blue Merger Sub, an exempted company incorporated under the laws of the Cayman Islands (“Blue Merger Sub”), for the purpose of effectuating the business combination;

●	Perception merged with and into Blue Gold Limited, with Blue Gold Limited being the surviving entity (the “Perception Reorganization”);

●	Blue Cayman 1, an exempted company incorporated under the laws of the Cayman Islands (“BC1”), acquired the entirety of the BGHL Shares;

●	BC1 transferred the entire undertaking of BC1, including the entire share capital of BGHL to Blue Cayman 2, an exempted company incorporated under the laws of the Cayman Islands (“BC2”). The name of Blue Cayman 2 was changed to Blue Gold (Cayman) Limited;

●	Blue Merger Sub merged with and into BC2, with BC2 being the surviving entity and becoming a wholly owned subsidiary of Blue Gold Limited;

●	In connection with the Perception Reorganization, each (a) issued and outstanding Class A ordinary share, par value $0.0001 per share, of Perception (“Perception Class A Ordinary Shares”) was converted on a one-for-one basis into one newly issued Class A ordinary share, par value $0.0001, of Blue Gold Limited (the “Ordinary Shares”) and (b) outstanding and unexercised whole warrant of Perception was converted into one warrant of Blue Gold Limited (each, a “Warrant”) that entitles the holder thereof to purchase one Ordinary Share in lieu of one Perception Ordinary Share and otherwise upon substantially the same terms and conditions; and
●	Blue Perception Capital LLP, a private limited partnership, delivered, on behalf of itself and the other shareholders of BC2 (collectively, the “Blue Shareholders”), all of the original certificates for BC2 common stock (the “BC2 Common Stock”) to Continental Stock Exchange, as exchange agent, and Blue Gold Limited issued and caused Continental Stock Exchange to deliver to the Blue Shareholders an aggregate of 11,450,000 Blue Gold Limited Ordinary Shares.

Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of a capital transaction in which BGHL issued stock for the net assets of PC4. The net assets of PC4 will be stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Business Combination will be those of BGHL.

Transaction Proceeds

Upon closing of the Business Combination, the Company received gross proceeds of $306,895 as a result of the Business Combination, offset by total transaction costs of $293,631. The following table reconciles the elements of the Business Combination to the condensed consolidated statements of cash flows and the condensed consolidated statement of changes in stockholders’ deficit for the six months ended June 30, 2025:

Cash-trust and cash, net of redemptions	$306,895
Less: transaction costs, paid	(293,631)
Net proceeds from the Business Combination	13,264

Less: accounts payable, accrued liabilities and other current liabilities combined	(3,013,837)
Less: Convertible notes payable combined	(770,000)
Less: Warrants liabilities combined	(230,000)
Reverse recapitalization, net	$(4,000,573)

The number of shares of Common Stock issued immediately following the consummation of the Business Combination were:

PC4 Class A common stock, outstanding prior to the Business Combination	9,057,927
Less: Redemption of PC4 Class A common stock	(307,742)
Class A common stock of PC4	8,750,185
PC4 Class B common stock, outstanding prior to the Business Combination	1
Business Combination Class A common stock	8,750,186
Issuance of shares related to preference shares conversion	12,185,000
Issuance of shares related to working capital agreements	432,891
BC2 Shares	11,450,000
Class A Common Shares immediately after the Business Combination	32,818,077

The number of BC2 shares was determined as follows:

	BC2 Shares	BC2’s shares after conversion ratio
Class A Common Stock issued to existing BC2 Shareholders	127,361,990	11,450,000
	127,361,990	11,450,000

Public warrants

The 11,500,000 Public Warrants issued at the time of PC4s initial public offering remained outstanding and became warrants for the Company.

Redemption

Prior to the closing of the Business Combination, certain PC4 public shareholders exercised their right to redeem certain of their outstanding shares for cash, resulting in the redemption of 307,742 shares of PC4 Class A common stock for an aggregate payment of $3.66 million.